Segmental information	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Segmental information	Segmental information
Our reportable segmental structure is principally based on product groups (PG) - which we have determined to be our operating segments - whose leaders, together with global support functions leaders, make up the Executive Committee. The Executive Committee members each report directly to our Chief Executive who is the chief operating decision maker (CODM) and is responsible for allocating resources and assessing performance of the operating segments. The
CODM’s primary measure of performance is underlying EBITDA (as defined on page 38).
Our reportable segments are as follows.

Reportable segment	Principal activities
Aluminium & Lithium	Bauxite mining; alumina refining; aluminium smelting and recycling; mining and processing of lithium.
Copper	Mining and refining of copper, gold, silver, molybdenum, other by-products and exploration activities.
Iron Ore	Iron ore mining and salt production in Western Australia; iron concentrate and pellets from the Iron Ore Company of Canada.
During the period, Management responsibility of the closed Gove Refinery moved from the
Group's central closure team (forms part of "Other operations", outside of reportable segments) to the Aluminium and Lithium product group.
In the second half of 2025, the Group’s reportable segments were updated to reflect the organisational restructure announced on 27 August 2025 which simplified our product group structure to 3 businesses: Aluminium & Lithium, Copper and Iron Ore. The unified Iron Ore portfolio integrated Rio Tinto’s Western Australian Iron Ore operations with the Iron Ore Company of Canada and will include the Simandou project in Guinea upon its completion. Management responsibility during the build phase of the Simandou iron ore project remains under the Chief
Safety & Technical Officer. While this sits outside of reportable segments until completion of the project, we continue to show this separately due to the significance of funding and spend on the project. Accordingly comparative information has been restated.
In the prior period, we acquired Arcadium Lithium plc (Arcadium). Following the acquisition, our
Lithium business, comprising Arcadium and Rincon (previously included within the Minerals product group), was combined with the previous Aluminium product group to form the Aluminium &
Lithium product group.
The Borates and Iron & Titanium businesses were placed under strategic review in the second half of 2025 and were moved to the Chief Commercial Officer's portfolio. Along with Diamonds, which is pending mine closure, these businesses are now presented below reportable segments, as part of “Other Operations”.
Segmental information (continued)

	2026		2025
Six months ended 30 June	Segmental revenue(b) US$m	Underlying EBITDA(c) US$m	Segmental revenue(b) US$m Restated(a)	Underlying EBITDA(c) US$m Restated(a)
Aluminium & Lithium	9,969	3,311	8,061	2,398
Copper	8,622	5,713	6,208	3,105
Iron Ore	14,027	6,769	13,478	6,861
Reportable segments total	32,618	15,793	27,747	12,364
Simandou iron ore project	68	(48)	—	(21)
Other operations	1,925	(229)	1,662	78
Inter-segment transactions	(320)	(1)	(8)	—
Share of equity accounted units(d)	(3,263)		(2,528)
Central pension costs, share-based payments, insurance and derivatives		214		(17)
Restructuring, project and one-off costs		(368)		(320)
Central costs		(425)		(427)
Central exploration and evaluation expenditures		(110)		(110)
Consolidated sales revenue	31,028		26,873
Underlying EBITDA(e)		14,826		11,547

(a)
During the period, Management responsibility of the closed Gove Refinery moved from the Group's central closure team (as part of "Other operations") to the Aluminium and Lithium product group. In the second half of 2025, the Group's reportable segments were updated to reflect the organisational restructure announced on 27 August 2025. Accordingly comparative information has been restated.

(b)
Segmental revenue includes consolidated sales revenue plus the equivalent sales revenue of equity accounted units (EAUs) in proportion to our equity interest (after adjusting for sales to/from subsidiaries). Segmental revenue measures revenue on a basis that is comparable to our underlying EBITDA metric.

(c)	Underlying EBITDA (calculated on page 38) is reported to provide greater understanding of the underlying business performance of Rio Tinto's operations.
(d)
Consolidated sales revenue includes subsidiary sales of US$178 million (30 June 2025: US$128 million) to equity accounted units which are not included in segmental revenue. Segmental revenue includes the Group’s proportionate share of product sales by equity accounted units (after adjusting for sales to subsidiaries) of US$3,441 million (30 June 2025: US$2,656 million) which are not included in consolidated sales revenue.

(e)
Pre-tax and pre-divestment expenditure on exploration and evaluation charged to the profit and loss account in 30 June 2026 was US$480 million (30 June 2025: US$334 million). Approximately 57% of the spend was by the Copper product group, 25% by central exploration and Other operations and 18% by Iron Ore product group.

Segmental information (continued)
Reconciliation of profit after tax to underlying EBITDA
Underlying EBITDA represents profit before taxation, net finance items, depreciation and amortisation adjusted to exclude the EBITDA impact of items which do not reflect the underlying performance of our reportable segments.
Items excluded from profit after tax are those gains and losses that, individually or in aggregate with similar items, are of a nature and size to require exclusion in order to provide additional insight into the underlying business performance.
The following items are excluded from profit after tax in arriving at underlying EBITDA in each period irrespective of materiality:
–all depreciation and amortisation in subsidiaries and the corresponding share of profit in
EAUs
–all taxation and finance items in subsidiaries and the corresponding share of profit in EAUs
–unrealised gains and losses on embedded derivatives not qualifying for hedge accounting
(including foreign exchange)
–net gains and losses on consolidation or disposal of interests in businesses
–net impairment charges and reversals including corresponding amounts in share of profit in
EAUs
–the underlying EBITDA of discontinued operations
–adjustments to closure provisions where the adjustment is associated with an impairment charge and for legacy sites where the disturbance or environmental contamination relates to the pre-acquisition period.
In addition, there is a final judgemental category which includes, where applicable, other credits and charges that, individually or in aggregate if of a similar type, are of a nature or size to require exclusion in order to provide additional insight into underlying business performance. For the periods ended 30 June 2026 and 30 June 2025, there were no items in this category.

Six months ended 30 June	2026 US$m	2025 US$m
Profit after tax for the period	7,194	4,536
Taxation	2,119	2,201
Profit before taxation	9,313	6,737
Depreciation and amortisation in subsidiaries, excluding capitalised depreciation(a)	3,394	2,845
Depreciation and amortisation in equity accounted units	333	303
Finance items in subsidiaries	961	951
Taxation and finance items in equity accounted units	918	730
Unrealised gains on embedded commodity and currency derivatives not qualifying for hedge accounting (including foreign exchange)	(68)	(144)
Net impairment charges(b)	—	122
Impairment reversal included within share of profit after tax of equity accounted units(c)	(22)	—
Gains on disposal of interests in businesses	(19)	—
Change in closure estimates (non-operating and fully impaired sites)	16	3
Underlying EBITDA	14,826	11,547
(a)Depreciation and amortisation in subsidiaries for the period ended 30 June 2026 is net of capitalised depreciation of US$219 million (30 June 2025: US$113 million).
(b)Refer to note 5 for further details.
(c)This relates to the Rio Tinto share of impairment reversal recorded at Porto Trombetas (MRN), an equity accounted unit. It is represented by a pre-tax impairment reversal of US$22 million and an associated tax charge of US$7 million. The net amount of
US$15 million is included in share of profit after tax of equity accounted units.